16. LEASES (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease Liability	R$ 530,131	R$ 474,390	R$ 640,989
Right of net use	511,882	472,345
Financial expenses	(50,513)	(49,118)
Depreciation	(57,342)	(53,826)
Rate in nominal terms and actual flow [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease Liability	595,193	579,390
Right of net use	547,671	567,905
Financial expenses	(63,744)	(57,556)
Depreciation	R$ (59,560)	R$ (57,356)